QUALIFYING TRANSACTION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share $ / shares shares
Disclosure Of Qualifying Transaction [Line Items]
Shares issued pursuant to private placement		$ 1,588
Proceeds from issuance of convertible debt	$ 0	$ 250
Number of options exercised | Share	140	962
ADL Ventures Inc [Member]
Disclosure Of Qualifying Transaction [Line Items]
Increase in fair value of the existing shares and options		$ 459
Shares issued pursuant to private placement		$ 1,588
Shares issued to shareholders of Real | shares		40,179
Options issued to shareholders of Real | shares		5,672
Common shares exchange ratio		1 to 1.0083
Proceeds from issuance of convertible debt		$ 250
Transaction price per share | $ / shares		$ 0.07587
Number of options exercised | Share		675